Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2017
Fair value measurements
Schedule of carrying amounts and fair values of financial instruments

	Carrying amount				Fair value
	2017		2016		2017		2016
Assets
Derivative financial instruments	Ps.	497,403	Ps.	867,809	Ps.	497,403	Ps.	867,809

Liabilities
Financial debt	(3,476,742)		(1,988,181)		(3,481,741)		(1,988,445)
Derivative financial instruments	—		(14,144)		—		(14,144)

Total	Ps.	(2,979,339)	Ps.	(1,134,516)	Ps.	(2,984,338)	Ps.	(1,134,780)

The following table summarizes the fair value measurements at December 31, 2017:

	Fair value measurement
	Quoted prices in active markets Level 1		Significant observable inputs Level 2		Significant unobservable inputs Level 3		Total
Assets
Derivatives financial instruments:
Jet fuel Asian call options contracts*	Ps.	—	Ps.	497,403	Ps.	—	Ps.	497,403
Liabilities for which fair values are disclosed:
Interest-bearing loans and borrowings**	—		(3,481,741)		—		(3,481,741)

Net	Ps.	—	Ps.	(2,984,338)	Ps.	—	Ps.	(2,984,338)

* Jet fuel forwards levels and LIBOR curve.

** LIBOR curve and TIIE Mexican interbank rate. Includes short-term and long-term debt.

There were no transfers between level 1 and level 2 during the period.

The following table summarizes the fair value measurements at December 31, 2016:

	Fair value measurement
	Quoted prices in active markets Level 1		Significant observable inputs Level 2		Significant unobservable inputs Level 3		Total
Assets
Derivatives financial instruments:
Jet fuel Asian call options contracts*	Ps.	—	Ps.	867,809	Ps.	—	Ps.	867,809
Liabilities
Derivatives financial instruments:
Interest rate swap contracts**	—		(14,144)		—		(14,144)
Liabilities for which fair values are disclosed:
Interest-bearing loans and borrowings**	—		(1,988,445)		—		(1,988,445)

Net	Ps.	—	Ps.	(1,134,780)	Ps.	—	Ps.	(1,134,780)

* Jet fuel forwards levels and LIBOR curve.

** LIBOR curve and TIIE Mexican interbank rate. Includes short-term and long-term debt.

There were no transfers between level 1 and level 2 during the period.

Schedule of (loss) gain on derivatives recognized in consolidated statements of operations and comprehensive income

Consolidated statements of operations

Instrument	Financial statements line	2017		2016		2015
Jet fuel swap contracts	Fuel	Ps.	—	Ps.	—	Ps.	(128,330)
Jet fuel Asian call options contracts	Fuel	(26,980)		(305,166)		(112,675)
Foreign currency forward	Aircraft and engine rent expenses	(11,290)		—		—
Interest rate swap contracts	Aircraft and engine rent expenses	(13,827)		(48,777)		(46,545)

Total		Ps.	(52,097)	Ps.	(353,943)	Ps.	(287,550)

Consolidated statements of other comprehensive (loss) income

Instrument	Financial statements line	2017		2016		2015
Jet fuel Asian call options Contracts	OCI	Ps.	(54,202)	Ps.	583,065	Ps.	(221,592)
Interest rate swap contracts	OCI	14,144		41,629		27,723
Foreign currency forward	OCI	(2,090)		—		—

Total (Note 22)		Ps.	(42,148)	Ps.	624,694	Ps.	(193,869)